Background and Basis of Presentation - Yield, Inc (Parent) (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	7 Months Ended	12 Months Ended			1 Months Ended	0 Months Ended	2 Months Ended	0 Months Ended	6 Months Ended
	Jul. 22, 2013	Jul. 22, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 31, 2013	Jul. 29, 2014	Sep. 30, 2013	Jun. 30, 2014	Dec. 31, 2013
Proceeds from Issuance of Common Stock	$ 468			$ 468	$ 0
Common Stock, Par or Stated Value Per Share				$ 0.01						0.01
Payments of Capital Distribution		312	84		72
Common Class A [Member]
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01
NRG [Member]
Payments to Acquire Interest in Subsidiaries and Affiliates						395
Public Shareholders [Member] | Common Class A [Member]
Sale of Stock, Number of Shares Issued in Transaction	22,511,250						12,075,000
Proceeds from Issuance of Common Stock							630
Economic Interest in Entity								100.00%
NRG Yield, Inc. [Member] | Common Class A [Member]
Common Stock, Par or Stated Value Per Share			$ 0.01		$ 0
NRG Yield, Inc. [Member] | NRG Yield LLC [Member]
Payments of Capital Distribution			$ 41	$ 5
NRG Yield LLC [Member] | NRG [Member]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest	65.50%		55.30%				55.30%		65.50%	65.50%
NRG Yield LLC [Member] | NRG Yield, Inc. [Member]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest	34.50%		44.70%				44.70%
NRG Yield LLC [Member] | Class A Common Stockholders [Member]
Economic Interest in Entity							100.00%